Note 8 - Investment in Associate - Remeasurement of Investment (Details) - CAD ($) $ in Thousands		12 Months Ended
	Aug. 25, 2025	Nov. 30, 2025	Nov. 30, 2024
Statement Line Items [Line Items]
Gain on remeasurement of investment in NevGold		$ 337	$ 0
NevGold Corp [member]
Statement Line Items [Line Items]
Gain on loss of significant influence over NevGold		203
Foreign currency adjustment reclassified to net loss		134
Gain on remeasurement of investment in NevGold	$ 337	$ 337